UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-7702
                                   --------

 Value Line Asset Allocation Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31, 2007
                         --------------

Date of reporting period: September 30, 2006
                          ------------------

Item I.  Reports to Stockholders.

         A copy of the Semi-Annual Report to Stockholders for the period ended 9/30/06 is included with this Form.

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               September 30, 2006
--------------------------------------------------------------------------------

                                   Value Line
                                      Asset
                                   Allocation
                                   Fund, Inc.


                                     [LOGO]
                                   ----------
                                   VALUE LINE

                                     No-Load
                                     Mutual
                                      Funds

Value Line Asset Allocation Fund, Inc.

                                                         To Our Value Line Asset
--------------------------------------------------------------------------------

To Our Shareholders:

For the six months ended September 30, 2006, the Value Line Asset Allocation Fund recorded a total return of -3.84%. That compared with a total return for the S&P 500(1) of 4.14% and a total return for the Lehman Government/Credit Bond Index(2) of 3.76%.

The Fund's successful long-term record has relied to a large extent on capturing the performance of fast-growing small- and mid-capitalization issues. These were the type of stocks that were hit hard by profit-taking during the latest period. Perhaps this was due to investor concern over the direction of the economy, on the heels of the Federal Reserve's multi-year campaign of raising interest rates. Evidence of this could be seen in the hardest-hit sectors, namely industrials, materials, and energy.

Your Fund continues to rank highly versus its peers over the long pull. According to Lipper Inc., a mutual fund advisory firm, the Fund ranks in the top 20% of its Mixed-Asset Target Allocation Growth Fund(3) category for performance over both the five-year and ten-year periods ending September 30, 2006, despite ranking in the bottom 20% for the latest one-year period.

Specifically, Lipper ranked the Fund 536th out of 581, 61st out of 351, and 32nd out of 181 Mixed-Asset Target Allocation Growth Funds based on total return for the 1, 5, and 10-year periods ended September 30, 2006, respectively.

The secret of the Fund's success is our highly disciplined investment strategy. We invest only in stocks with strong earnings momentum and strong stock price momentum, relative to other stocks, and we eliminate laggards from the portfolio as quickly as feasible. The recent market put us to the test, and we replaced a number of our underperforming holdings with issues exhibiting superior momentum. As always, we concentrate on defensive tactics as well as offensive ones, in line with our emphasis on controlling risk. Another way of limiting risk is the wide diversification of the portfolio, which currently holds about 275 stocks and bonds spread across many different industries.

Thank you for your continued confidence in us. You can be sure that we will maintain the discipline that has been responsible for the Fund's long-term success.

                                      Sincerely,

                                      /s/ Jean Bernhard Buttner

                                      Jean Bernhard Buttner
                                      Chairman and President

October 18, 2006

--------------------------------------------------------------------------------
(1) The S&P 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this Index.

(2) The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this Index.

(3) The Lipper Mixed-Asset Target Allocation Growth Fund is a composite of mutual funds that by portfolio practice maintains a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.


--------------------------------------------------------------------------------
2

                                          Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy left the starting gate quickly this year, with the nation's gross domestic product rising by a scintillating, but clearly unsustainable, 5.6% in the opening quarter. However, rising oil prices, further monetary tightening by the Federal Reserve, and faltering housing demand then combined to slow things down materially during the April-through-June period, as GDP growth eased to less than half the first-quarter rate.


This slowing pace of improvement then continued in the third quarter, with GDP gaining a meager 1.6%, held down by a sharp drop in the residential construction market. Businesses also slowed their inventory accumulation in the period. The large trade imbalance, meanwhile, was another negative. We think economic growth will hold in a 1.5%-2.5% range in the fourth quarter and improve to just 2.0%-2.5% during 2007. However, that should be a sufficient rate of growth (when coupled with increasing productivity, or labor-cost efficiency) to keep earnings moving modestly higher. In our view, such a rate of growth would be modest enough to keep inflation in check through at least next year.

Helping to sustain this stable pace of economic improvement should be fairly solid levels of activity in the capital goods sector, selective gains in retailing, and a possible relaxation in Federal Reserve monetary policies by the middle of next year. Reining in the nation's gross domestic product improvement are likely to be weak, but gradually stabilizing, housing demand and sluggish employment gains.

Gross domestic product growth along these lines and accompanying low inflation would have positive ramifications for the stock and bond markets, in our view.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 through September 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                          Expenses* paid
                                                        Beginning           Ending        during period
                                                      account value     account value      4/1/06 thru
                                                          4/1/06           9/30/06           9/30/06
                                                     ---------------   ---------------   ---------------
Actual ...........................................     $ 1,000.00        $   961.60          $ 5.70
Hypothetical (5% return before expenses) .........     $ 1,000.00        $ 1,019.28          $ 5.87

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.16% multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.


--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

Portfolio Highlights at September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Equity Holdings

                                                                      Percentage of
Issue                                      Shares        Value         Net Assets
---------------------------------------   --------   -------------   --------------
NII Holdings, Inc. Class B ............    18,000     $1,118,880          0.8%
XTO Energy, Inc. ......................    23,666     $  997,049          0.7%
WellPoint, Inc. .......................    11,595     $  893,395          0.7%
TXU Corp. .............................    14,000     $  875,280          0.7%
Berkley (W.R.) Corp. ..................    24,525     $  867,940          0.6%
Tenaris S.A. ADR ......................    23,500     $  831,430          0.6%
Hansen Natural Corp. ..................    24,000     $  779,520          0.6%
Ecolab, Inc. ..........................    18,000     $  770,760          0.6%
Valero Energy Corp. ...................    13,952     $  718,109          0.5%
C.H. Robinson Worldwide, Inc. .........    16,000     $  713,280          0.5%

--------------------------------------------------------------------------------
Asset Allocation - Percentage of Net Assets

        Common Stocks                              72.70%
        Cash & Other                               13.90%
        Bonds & Notes                              13.40%

--------------------------------------------------------------------------------
Sector Weightings - Percentage of Total Investment Securities

        Industrial                                 19.9 %
        Consumer, Non-cyclical                     17.3 %
        Financial                                  14.1 %
        Consumer, Cyclical                         12.5 %
        Government                                 11.7 %
        Communications                              5.3 %
        Energy                                      4.9 %
        Basic Materials                             4.9 %
        Technology                                  3.8 %
        Mortgage Securities                         3.1 %
        Utilities                                   2.3 %
        Diversified                                 0.2 %


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

    Shares                                                   Value
--------------------------------------------------------------------
COMMON STOCKS (72.7%)
                 ADVERTISING (0.8%)
    10,700       aQuantive, Inc. * .....................  $  252,734
    12,000       Harte-Hanks, Inc. .....................     316,200
    10,000       R.H. Donnelley Corp.* .................     529,000
                                                          ----------
                                                           1,097,934
                 AEROSPACE/DEFENSE (2.3%)
     5,000       Armor Holdings, Inc. * ................     286,650
    12,000       BE Aerospace, Inc. * ..................     253,080
     4,000       Boeing Co. (The) ......................     315,400
     4,600       General Dynamics Corp. ................     329,682
     3,500       L-3 Communications Holdings, Inc.......     274,155
    12,750       Moog, Inc. Class A* ...................     441,915
     8,800       Precision Castparts Corp. .............     555,808
     7,000       Rockwell Collins, Inc. ................     383,880
     7,300       Teledyne Technologies, Inc. * .........     289,080
                                                          ----------
                                                           3,129,650
                 AIR TRANSPORT (0.3%)
     2,600       FedEx Corp. ...........................     282,568
     5,100       UTI Worldwide, Inc. ...................     142,647
                                                          ----------
                                                             425,215
                 APPAREL (1.3%)
     5,000       Gildan Activewear, Inc. Class A* ......     242,300
     6,400       Guess?, Inc. * ........................     310,592
     9,000       Phillips-Van Heusen Corp. .............     375,930
     8,000       Polo Ralph Lauren Corp. Class A .......     517,520
     4,200       VF Corp. ..............................     306,390
                                                          ----------
                                                           1,752,732
                 AUTO & TRUCK (0.3%)
     9,200       Oshkosh Truck Corp. ...................     464,324
                 AUTO PARTS (0.7%)
     4,300       BorgWarner, Inc. ......................     245,831
     9,000       Johnson Controls, Inc. ................     645,660
                                                          ----------
                                                             891,491
                 BANK (1.8%)
    11,000       Bank of Hawaii Corp. ..................     529,760
    11,500       Colonial BancGroup, Inc. (The) ........     281,750
     6,000       Compass Bancshares, Inc. ..............     341,880
     5,000       M&T Bank Corp. ........................     599,800
     5,600       SVB Financial Group * .................     249,984
    12,000       Wells Fargo & Co. .....................     434,160
                                                          ----------
                                                           2,437,334
                 BANK - CANADIAN (0.2%)
     6,800       Royal Bank of Canada ..................     302,328
                 BANK - MIDWEST (0.9%)
    10,954       Commerce Bancshares, Inc. .............     553,944
     2,300       First Midwest Bancorp, Inc. ...........      87,147
     5,700       Marshall & Ilsley Corp. ...............     274,626
     5,000       Northern Trust Corp. ..................     292,150
                                                          ----------
                                                           1,207,867
                 BEVERAGE - ALCOHOLIC (0.2%)
     3,600       Brown-Forman Corp. Class B ............     275,940
                 BEVERAGE -
                 SOFT DRINK (0.6%)
    24,000       Hansen Natural Corp. * ................     779,520
                 BIOTECHNOLOGY (0.2%)
     5,700       Techne Corp. * ........................     289,902
                 BUILDING MATERIALS (1.0%)
     3,300       Fluor Corp. ...........................     253,737
     5,000       Jacobs Engineering Group, Inc. * ......     373,650
     4,500       NCI Building Systems, Inc. * ..........     261,765
     6,600       Simpson Manufacturing
                 Company, Inc. .........................     178,398
     5,000       Washington Group
                 International, Inc.* ..................     294,300
                                                          ----------
                                                           1,361,850
                 CANADIAN ENERGY (0.6%)
     8,000       Suncor Energy, Inc. ...................     576,400
    12,000       Talisman Energy, Inc. .................     196,560
                                                          ----------
                                                             772,960
                 CEMENT & AGGREGATES (0.6%)
     8,100       Florida Rock Industries, Inc. .........     313,551
     3,400       Martin Marietta Materials, Inc. .......     287,708
     3,000       Vulcan Materials Co. ..................     234,750
                                                          ----------
                                                             836,009


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2006
--------------------------------------------------------------------------------

    Shares                                                   Value
--------------------------------------------------------------------
                 CHEMICAL - DIVERSIFIED (0.9%)
     4,000       Air Products & Chemicals, Inc. ........  $  265,480
     5,300       Albemarle Corp. .......................     287,949
     7,000       Brady Corp. Class A ...................     246,120
    10,000       Monsanto Co. ..........................     470,100
                                                          ----------
                                                           1,269,649
                 CHEMICAL - SPECIALTY (1.6%)
    10,000       Airgas, Inc. ..........................     361,700
    18,000       Ecolab, Inc. ..........................     770,760
    11,400       Praxair, Inc. .........................     674,424
     4,200       Sigma-Aldrich Corp. ...................     317,814
                                                          ----------
                                                           2,124,698
                 COAL (0.7%)
    12,500       Joy Global, Inc. ......................     470,125
    11,000       Peabody Energy Corp. ..................     404,580
                                                          ----------
                                                             874,705
                 COMPUTER & PERIPHERALS (0.3%)
    10,000       Hewlett-Packard Co. ...................     366,900
                 COMPUTER SOFTWARE &
                 SERVICES (1.5%)
     9,500       ANSYS, Inc. * .........................     419,710
     4,000       Citrix Systems, Inc. * ................     144,840
     8,000       Cognizant Technology Solutions
                 Corp. Class A * .......................     592,480
     4,700       DST Systems, Inc. * ...................     289,849
    15,000       Oracle Corp. * ........................     266,100
    10,500       Trident Microsystems, Inc. * ..........     244,230
                                                          ----------
                                                           1,957,209
                 DIVERSIFIED COMPANIES (2.9%)
     6,600       Acuity Brands, Inc. ...................     299,640
    15,000       AMETEK, Inc. ..........................     653,250
     5,200       Brink's Co. (The) .....................     275,912
     4,700       Danaher Corp. .........................     322,749
    12,000       ESCO Technologies, Inc. * .............     552,480
     5,000       Fortune Brands, Inc. ..................     375,550
     8,000       ITT Industries, Inc. ..................     410,160
     7,800       McDermott International, Inc. * .......     326,040
     3,300       Textron, Inc. .........................     288,750
     5,000       United Technologies Corp. .............     316,750
                                                          ----------
                                                           3,821,281
                 DRUG (2.6%)
     2,400       Allergan, Inc. ........................     270,264
     6,000       Amylin Pharmaceuticals, Inc. * ........     264,420
    15,400       Celgene Corp. * .......................     666,820
     7,000       Covance, Inc. * .......................     464,660
     4,000       Genzyme Corp. * .......................     269,880
     7,300       Gilead Sciences, Inc. * ...............     501,510
     9,000       inVentiv Health, Inc. * ...............     288,270
    10,000       Pharmaceutical Product
                 Development, Inc. .....................     356,900
    11,000       Teva Pharmaceutical
                 Industries Ltd. ADR ...................     374,990
                                                          ----------
                                                           3,457,714
                 E-COMMERCE (0.3%)
     9,000       Akamai Technologies, Inc. * ...........     449,910
                 EDUCATIONAL SERVICES (0.2%)
     4,200       ITT Educational Services, Inc. * ......     278,460
                 ELECTRICAL EQUIPMENT (1.7%)
     3,300       Cooper Industries Ltd. Class A ........     281,226
     3,300       Emerson Electric Co. ..................     276,738
     6,400       Garmin Ltd. ...........................     312,192
     7,200       General Cable Corp. * .................     275,112
     4,000       Rockwell Automation, Inc. .............     232,400
     6,400       Thomas & Betts Corp. * ................     305,344
     9,800       WESCO International, Inc. * ...........     568,694
                                                          ----------
                                                           2,251,706
                 ELECTRICAL UTILITY - CENTRAL (0.7%)
    14,000       TXU Corp. .............................     875,280
                 ELECTRICAL UTILITY - EAST (0.3%)
     7,000       Exelon Corp. ..........................     423,780
                 ELECTRICAL UTILITY - WEST (0.3%)
     8,000       Sempra Energy .........................     402,000


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

    Shares                                                   Value
--------------------------------------------------------------------
                 ELECTRONICS (0.8%)
     7,000       Amphenol Corp. Class A ................  $  433,510
     7,400       Harris Corp. ..........................     329,226
     8,700       MEMC Electronic Materials, Inc. *......     318,681
                                                          ----------
                                                           1,081,417
                 ENTERTAINMENT TECHNOLOGY (0.2%)
     8,000       Scientific Games Corp. Class A* .......     254,400
                 ENVIRONMENTAL (0.9%)
    10,000       Republic Services, Inc. ...............     402,100
     4,300       Stericycle, Inc. * ....................     300,097
     7,000       Waste Connections, Inc. * .............     265,370
     8,000       Waste Management, Inc. ................     293,440
                                                          ----------
                                                           1,261,007
                 FINANCIAL SERVICES - DIVERSIFIED (3.2%)
     4,000       Affiliated Managers Group, Inc. * .....     400,440
     3,300       BlackRock, Inc. Class A ...............     491,700
    11,000       Brown & Brown, Inc. ...................     336,160
     6,000       CIT Group, Inc. .......................     291,780
     9,700       Eaton Vance Corp. .....................     279,942
     2,600       Franklin Resources, Inc. ..............     274,950
    12,000       Global Payments, Inc. .................     528,120
    11,000       Leucadia National Corp. ...............     287,870
     6,000       Principal Financial Group, Inc. .......     325,680
     8,700       ProAssurance Corp. * ..................     428,736
     4,500       Radian Group, Inc. ....................     270,000
     6,800       T. Rowe Price Group, Inc. .............     325,380
                                                          ----------
                                                           4,240,758
                 FOOD PROCESSING (0.5%)
    11,400       Flowers Foods, Inc. ...................     306,432
    12,400       United Natural Foods, Inc. * ..........     384,276
                                                          ----------
                                                             690,708
                 HOTEL/GAMING (1.4%)
     6,000       Ameristar Casinos, Inc. ...............     130,260
     8,600       Choice Hotels International, Inc. .....     351,740
     7,500       International Game Technology .........     311,250
    17,200       Penn National Gaming, Inc. * ..........     628,144
     7,500       Station Casinos, Inc. .................     433,725
                                                          ----------
                                                           1,855,119
                 HOUSEHOLD PRODUCTS (0.3%)
     7,600       Scotts Miracle-Gro Co. (The)
                 Class A ...............................     338,124
                 HUMAN RESOURCES (0.3%)
     5,200       Administaff, Inc. .....................     175,240
     7,000       Watson Wyatt Worldwide, Inc.
                 Class A ...............................     286,440
                                                          ----------
                                                             461,680
                 INDUSTRIAL SERVICES (1.8%)
     7,000       Amdocs Ltd. * .........................     277,200
    16,000       C.H. Robinson Worldwide, Inc. .........     713,280
     8,550       Corrections Corp. of America * ........     369,787
     5,300       EMCOR Group, Inc. * ...................     290,652
     5,400       Expeditors International of
                 Washington, Inc. ......................     240,732
     6,300       URS Corp. * ...........................     245,007
     5,600       World Fuel Services Corp. .............     226,520
                                                          ----------
                                                           2,363,178
                 INFORMATION SERVICES (1.0%)
     5,400       Alliance Data Systems Corp. * .........     298,026
     4,000       Corporate Executive Board
                 Co. (The) .............................     359,640
     5,500       Dun & Bradstreet Corp. (The) * ........     412,445
     5,800       FactSet Research Systems, Inc. ........     281,706
                                                          ----------
                                                           1,351,817
                 INSURANCE - LIFE (1.3%)
     6,300       AFLAC, Inc. ...........................     288,288
    11,250       Delphi Financial Group, Inc.
                 Class A ...............................     448,650
    11,000       Manulife Financial Corp. ..............     354,860
     6,000       MetLife, Inc. .........................     340,080
     6,400       StanCorp Financial Group, Inc. ........     285,632
                                                          ----------
                                                           1,717,510
                 INSURANCE - PROPERTY & CASUALTY (1.8%)
     5,600       Assurant, Inc. ........................     299,096
    24,525       Berkley (W.R.) Corp. ..................     867,940
     5,500       Chubb Corp. (The) .....................     285,780
     8,000       HCC Insurance Holdings, Inc. ..........     263,040
     7,600       RLI Corp. .............................     386,004


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2006
--------------------------------------------------------------------------------

    Shares                                                   Value
--------------------------------------------------------------------
     7,000       Sun Life Financial, Inc. ..............  $  287,490
                                                          ----------
                                                           2,389,350
                 INTERNET (0.2%)
    12,500       E*Trade Financial Corp. * .............     299,000
                 MACHINERY (2.5%)
    10,300       Applied Industrial
                 Technologies, Inc. ....................     251,320
     2,000       Dover Corp. ...........................      94,880
     5,700       Foster Wheeler Ltd. * .................     219,963
    12,000       Gardner Denver, Inc. * ................     396,960
     6,400       Graco, Inc. ...........................     249,984
     7,500       IDEX Corp. ............................     322,875
    15,400       JLG Industries, Inc. ..................     305,074
     9,200       Manitowoc Company, Inc. (The) .........     412,068
     5,800       MSC Industrial Direct Co., Inc.
                 Class A ...............................     236,292
     9,600       Roper Industries, Inc. ................     429,504
     9,200       Terex Corp. * .........................     416,024
                                                          ----------
                                                           3,334,944
                 MARITIME (0.2%)
     9,400       Kirby Corp. * .........................     294,502
                 MEDICAL SERVICES (4.4%)
    10,500       Coventry Health Care, Inc. * ..........     540,960
    10,500       DaVita, Inc. * ........................     607,635
     8,000       Healthways, Inc. * ....................     356,800
     7,000       Humana, Inc. * ........................     462,630
     4,700       Laboratory Corporation of America
                 Holdings * ............................     308,179
     6,000       Manor Care, Inc. ......................     313,680
     8,000       Pediatrix Medical Group, Inc. * .......     364,800
     5,000       Quest Diagnostics, Inc. ...............     305,800
    16,000       Sierra Health Services, Inc. * ........     605,440
     7,500       Sunrise Senior Living, Inc. * .........     224,025
    10,360       UnitedHealth Group, Inc. ..............     509,712
    10,000       VCA Antech, Inc. * ....................     360,600
    11,595       WellPoint, Inc. * .....................     893,395
                                                          ----------
                                                           5,853,656
                 MEDICAL SUPPLIES (4.6%)
     5,700       ArthroCare Corp. * ....................     267,102
     8,000       Bard (C.R.), Inc. .....................     600,000
     5,000       Becton Dickinson & Co. ................     353,350
     9,000       Cytyc Corp. * .........................     220,320
    20,000       DENTSPLY International, Inc. ..........     602,200
     6,000       Fisher Scientific
                 International, Inc. * .................     469,440
     5,700       Henry Schein, Inc. * ..................     285,798
     6,200       Hologic, Inc. * .......................     269,824
     3,500       IDEXX Laboratories, Inc. * ............     318,990
     5,800       Intuitive Surgical, Inc. * ............     611,610
     6,300       Kyphon, Inc. * ........................     235,746
     3,000       LCA-Vision, Inc. ......................     123,930
     5,000       McKesson Corp. ........................     263,600
     8,000       Owens & Minor, Inc. ...................     263,120
     8,000       ResMed, Inc. * ........................     322,000
    10,000       Respironics, Inc. * ...................     386,100
     5,300       Varian Medical Systems, Inc. * ........     282,967
     5,900       Ventana Medical Systems, Inc. * .......     240,897
                                                          ----------
                                                           6,116,994
                 METALS & MINING
                 DIVERSIFIED (0.6%)
     8,000       Aleris International, Inc. * ..........     404,320
     7,400       Allegheny Technologies, Inc. ..........     460,206
                                                          ----------
                                                             864,526
                 METALS FABRICATING (0.3%)
     4,300       Harsco Corp. ..........................     333,895
                 NATURAL GAS - DISTRIBUTION (0.5%)
     4,400       AGL Resources, Inc. ...................     160,600
    10,500       Southern Union Co. ....................     277,305
     8,100       UGI Corp. .............................     198,045
                                                          ----------
                                                             635,950
                 NATURAL GAS -  DIVERSIFIED (1.1%)
    18,000       Southwestern Energy Co. * .............     537,660
    23,666       XTO Energy, Inc. ......................     997,049
                                                          ----------
                                                           1,534,709


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

    Shares                                                   Value
--------------------------------------------------------------------
                 OFFICE EQUIPMENT & SUPPLIES (0.2%)
     7,000       Office Depot, Inc. * ..................  $  277,900
                 OILFIELD SERVICES/EQUIPMENT (0.7%)
     9,000       FMC Technologies, Inc. * ..............     483,300
     6,600       Halliburton Co. .......................     187,770
     5,600       Weatherford International Ltd. * ......     233,632
                                                          ----------
                                                             904,702
                 PACKAGING & CONTAINER (0.3%)
    15,000       CLARCOR, Inc. .........................     457,350
                 PETROLEUM - INTEGRATED (1.0%)
    23,000       Chesapeake Energy Corp. ...............     666,540
    13,952       Valero Energy Corp. ...................     718,109
                                                          ----------
                                                           1,384,649
                 PETROLEUM - PRODUCING (1.2%)
     4,000       Cimarex Energy Co. ....................     140,760
    22,500       Range Resources Corp. .................     567,900
    23,500       Tenaris S.A. ADR ......................     831,430
                                                          ----------
                                                           1,540,090
                 PHARMACY SERVICES (1.2%)
     7,000       Caremark Rx, Inc. .....................     396,690
     9,000       CVS Corp. .............................     289,080
     6,200       Express Scripts, Inc. * ...............     468,038
     6,000       Longs Drug Stores Corp. ...............     276,060
     3,000       Medco Health Solutions, Inc. * ........     180,330
                                                          ----------
                                                           1,610,198
                 POWER (0.2%)
    14,000       AES Corp. (The) * .....................     285,460
                 PRECISION INSTRUMENT (0.2%)
     4,300       Mettler Toledo International, Inc. *...     284,445
                 PUBLISHING (0.3%)
     6,000       McGraw-Hill Cos, Inc. (The) ...........     348,180
                 R.E.I.T. (0.8%)
     8,700       Brookfield Properties Co. .............     307,284
     6,700       General Growth Properties, Inc. .......     319,255
     6,600       LaSalle Hotel Properties ..............     286,044
     3,000       Pan Pacific Retail Properties, Inc. ...     208,260
                                                          ----------
                                                           1,120,843
                 RAILROAD (1.0%)
     4,300       Burlington Northern Santa Fe
                 Corp. .................................     315,792
     6,400       Canadian National Railway Co. .........     268,416
     5,200       Canadian Pacific Railway Ltd. .........     258,648
    11,400       Kansas City Southern * ................     311,334
     5,400       Norfolk Southern Corp. ................     237,870
                                                          ----------
                                                           1,392,060
                 RECREATION (0.5%)
    11,250       Pool Corp. ............................     433,125
     7,750       Shuffle Master, Inc. * ................     209,328
                                                          ----------
                                                             642,453
                 RESTAURANT (1.3%)
     8,500       Darden Restaurants, Inc. ..............     360,995
     5,500       Panera Bread Co. Class A* .............     320,375
    16,500       RARE Hospitality
                 International, Inc. * .................     504,240
    23,550       Sonic Corp. * .........................     532,465
                                                          ----------
                                                           1,718,075
                 RETAIL - AUTOMOTIVE (0.3%)
    12,800       O'Reilly Automotive, Inc. * ...........     425,088
                 RETAIL - SPECIAL LINES (1.1%)
     3,000       Cato Corp. (The) Class A ..............      65,730
    10,000       Coldwater Creek, Inc. * ...............     287,600
    11,000       Dress Barn, Inc. (The) * ..............     240,020
     6,000       GameStop Corp. Class A* ...............     277,680
     8,500       Men's Wearhouse, Inc. (The) ...........     316,285
     7,500       Michaels Stores, Inc. .................     326,550
                                                          ----------
                                                           1,513,865
                 RETAIL BUILDING SUPPLY (0.9%)
     8,400       Fastenal Co. ..........................     323,988
    10,000       Lowe's Cos, Inc. ......................     280,600
     6,000       Tractor Supply Co. * ..................     289,560
     7,400       Watsco, Inc. ..........................     340,474
                                                          ----------
                                                           1,234,622


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2006
--------------------------------------------------------------------------------

    Shares                                                   Value
---------------------------------------------------------------------
                 RETAIL STORE (0.8%)
     4,500       J.C. Penney Company, Inc. .............  $   307,755
    11,000       Nordstrom, Inc. .......................      465,300
     2,100       Sears Holdings Corp. * ................      331,989
                                                          -----------
                                                            1,105,044
                 SECURITIES BROKERAGE (1.6%)
     4,400       Bear Stearns Companies, Inc. (The).....      616,440
       600       Chicago Mercantile Exchange
                 Holdings, Inc. ........................      286,950
     1,700       Goldman Sachs Group, Inc. (The) .......      287,589
     6,600       Investment Technology
                 Group, Inc. * .........................      295,350
     2,000       Jefferies Group, Inc. .................       57,000
     3,600       Merrill Lynch & Co., Inc. .............      281,592
     9,450       Raymond James Financial, Inc. .........      276,318
                                                          -----------
                                                            2,101,239
                 SEMICONDUCTOR (0.2%)
     7,500       FormFactor, Inc. * ....................      315,975
                 SHOE (0.4%)
     8,000       Genesco, Inc. * .......................      275,760
     7,000       Wolverine World Wide, Inc. ............      198,170
                                                          -----------
                                                              473,930
                 STEEL - GENERAL (0.7%)
     3,200       Carpenter Technology Corp. ............      344,032
     3,500       IPSCO, Inc. ...........................      303,345
     6,000       Nucor Corp. ...........................      296,940
                                                          -----------
                                                              944,317
                 TELECOMMUNICATION
                 SERVICES (1.8%)
    12,000       American Tower Corp. Class A* .........      438,000
     9,000       Crown Castle International Corp. *.....      317,160
    18,000       NII Holdings, Inc. Class B* ...........    1,118,880
    32,000       Qwest Communications
                 International, Inc. * .................      279,040
     6,300       West Corp. * ..........................      304,290
                                                          -----------
                                                            2,457,370
                 TELECOMMUNICATIONS EQUIPMENT (0.6%)
     6,600       Anixter International, Inc. ...........      372,702
     6,000       Broadcom Corp. Class A* ...............      182,040
     7,000       CommScope, Inc. * .....................      230,020
                                                          -----------
                                                              784,762
                 THRIFT (0.3%)
    30,457       Hudson City Bancorp, Inc. .............      403,555
                 TIRE & RUBBER (0.2%)
     3,500       Carlisle Companies, Inc. ..............      294,350
                 TRUCKING/TRANSPORTATION LEASING (0.8%)
    20,000       Hunt (J.B.) Transport Services, Inc....      415,400
     5,250       Knight Transportation, Inc. ...........       88,988
    14,400       Landstar System, Inc. .................      614,880
                                                          -----------
                                                            1,119,268
                 WIRELESS NETWORKING (0.4%)
     4,500       Itron, Inc. * .........................      251,100
    12,000       SBA Communications Corp.
                 Class A* ..............................      291,960
                                                          -----------
                                                              543,060
                                                          -----------
                 TOTAL COMMON STOCKS
                 (Cost $70,237,642).....................   97,534,442
                                                          -----------

 Principal
   Amount                                              Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (12.7%)
$2,000,000     Federal Home Loan Bank,
                 4.10%, 6/13/08 .................   $  1,970,746
 1,000,000     Federal Home Loan Bank,
                 4.25%, 9/12/08 .................        986,224
 3,000,000     Federal Home Loan Mortgage
                 Corp., 3.25%, 11/2/07 ..........      2,941,698
 1,000,000     Federal Home Loan Mortgage
                 Corp., 4.25%, 7/15/09 ..........        981,926


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

 Principal
   Amount                                              Value
----------------------------------------------------------------
$2,500,000     Federal Home Loan Mortgage
                 Corp., 5.75%, 1/15/12 ..........   $  2,594,650
 2,000,000     Federal Home Loan Mortgage
                 Corp., 5.13%, 7/15/12 ..........      2,018,686
 1,000,000     Federal Home Loan Mortgage
                 Corp., 4.50%, 1/15/13 ..........        976,090
 1,000,000     Federal National Mortgage
                 Association, 3.25%, 1/15/08 ....        977,837
 1,678,109     Federal National Mortgage
                 Association, 5.00%, 11/1/34 ....      1,615,817
 1,951,546     Government National Mortgage
                 Association, 5.50%, 1/15/36 ....      1,938,507
                                                    ------------
               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $17,065,779)..............     17,002,181
                                                    ------------
CORPORATE BONDS & NOTES (0.7%)
               FINANCIAL SERVICES -
                 DIVERSIFIED (0.7%)
 1,000,000     SLM Corp., 5.94%, 4/1/14(1) ......        922,760
                                                    ------------
               TOTAL CORPORATE
                 BONDS & NOTES
                 (Cost $994,137) ................        922,760
                                                    ------------
               TOTAL INVESTMENT
                 SECURITIES (86.1%)
                 (Cost $88,297,558)..............    115,459,383
                                                    ------------
REPURCHASE AGREEMENTS (14.5%)
 6,500,000     With Morgan Stanley & Co.,
                 4.90%, dated 9/29/06, due
                 10/2/06, delivery value
                 $6,502,654 (collateralized by
                 $6,815,000 U.S. Treasury
                 Notes 3.125%, due 9/15/08,
                 with a value of $6,627,305) ....      6,500,000
 6,400,000     With State Street Bank & Trust.,
                 4.70%, dated 9/29/06, due
                 10/2/06, delivery value
                 $6,402,507 (collateralized by
                 $5,325,000 U.S. Treasury
                 Notes 7.25% due 5/15/16,
                 with a value of $6,527,900) ....      6,400,000
 6,500,000     With UBS Securities, LLC,
                 4.95%, dated 9/29/06, due
                 10/2/06, delivery value
                 $6,502,681 (collateralized by
                 $5,283,000 U.S. Treasury
                 Notes 6.875%, due 8/15/25,
                 with a value of $6,647,338) ....      6,500,000
                                                    ------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $19,400,000) .............     19,400,000
                                                    ------------
EXCESS OF LIABILITIES OVER CASH
  AND OTHER ASSETS (-0.6%)                              (743,416)
                                                    ------------
NET ASSETS (100%)                                   $134,115,967
                                                    ============
NET ASSET VALUE OFFERING AND
  REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($134,115,967/6,308,012
  shares outstanding)                               $      21.26
                                                    ============

*     Non-income producing.

(1)   Rate at September 30, 2006. Floating rate changes monthly.

ADR   American Depositary Receipt


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                          Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities
at September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost - $88,297,558) ....................................       $115,459,383
Repurchase agreements
   (Cost - $19,400,000) ....................................         19,400,000
Cash .......................................................            103,498
Dividends and interest receivable ..........................            223,805
Receivable for capital shares sold .........................             13,727
Prepaid expenses ...........................................              9,438
                                                                   ------------
     Total Assets ..........................................        135,209,851
                                                                   ------------
Liabilities:
Payable for securities purchased ...........................            813,224
Payable for capital shares repurchased .....................             77,979
Accrued expenses:
   Advisory fee ............................................             71,316
   Service and distribution plan fees ......................             27,429
   Directors' Fees .........................................              4,639
   Other ...................................................             99,297
                                                                   ------------
     Total Liabilities .....................................          1,093,884
                                                                   ------------
Net Assets .................................................       $134,115,967
                                                                   ============
Net assets consist of:
Capital stock, at $.001 par value
   (authorized 300,000,000, outstanding
   6,308,012 shares) .......................................       $      6,308
Additional paid-in capital .................................         97,282,312
Undistributed net investment income ........................            910,791
Accumulated net realized gain on
   investments .............................................          8,754,743
Net unrealized appreciation of investments
   and foreign exchange translations .......................         27,161,813
                                                                   ------------
Net Assets .................................................       $134,115,967
                                                                   ============
Net Asset Value, Offering and
   Redemption Price, Per Outstanding
   Share ($134,115,967/6,308,012 shares
   outstanding) ............................................       $      21.26
                                                                   ============

Statement of Operations
for the Six Months Ended September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest ...................................................       $    944,696
Dividends (net of foreign withholding
   tax of $3,612) ..........................................            391,922
                                                                   ------------
     Total Income ..........................................          1,336,618
                                                                   ------------
Expenses:
Advisory fee ...............................................            448,808
Service and distribution plan fees .........................            172,619
Printing and postage .......................................             52,745
Custodian fees .............................................             31,378
Auditing and legal fees ....................................             23,964
Transfer agent fees ........................................             21,396
Registration and filing fees ...............................             18,091
Accounting and bookkeeping expense .........................             15,284
Insurance, dues and other ..................................             13,799
Directors' fees and expenses ...............................              6,052
                                                                   ------------
   Total Expenses Before Custody Credits ...................            804,136
   Less: Custody Credits ...................................             (4,552)
                                                                   ------------
   Net Expenses ............................................            799,584
                                                                   ------------
Net Investment Income ......................................            537,034
                                                                   ------------
Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Exchange
   Transactions:
   Net Realized Gain .......................................          2,461,894
   Change in Net Unrealized Appreciation/
     (Depreciation) on Investment and For-
     eign Exchange Transactions ............................         (8,612,706)
                                                                   ------------
Net Realized Gain and Change in Net
   Unrealized Appreciation/(Depreciation)
   on Investments and Foreign Exchange
   Transactions ............................................         (6,150,812)
                                                                   ------------
Decrease in Net Assets from Operations .....................       $ (5,613,778)
                                                                   ============


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended September 30, 2006 (unaudited)
and for the Year Ended March 31, 2006
--------------------------------------------------------------------------------

                                                                               Six Months Ended
                                                                              September 30, 2006       Year Ended
                                                                                  (unaudited)        March 31, 2006
                                                                             --------------------   ---------------
Operations:
  Net investment income ..................................................      $     537,034        $     685,073
  Net realized gain on investments .......................................          2,461,894           11,457,630
  Change in net unrealized appreciation/(depreciation) ...................         (8,612,706)           9,371,890
                                                                                -------------        -------------
  Increase/(decrease) in net assets from operations ......................         (5,613,778)          21,514,593
                                                                                -------------        -------------
Distributions to Shareholders:
  Net investment income ..................................................                 --             (522,416)
  Net realized gains on investment transactions ..........................                 --          (10,444,241)
                                                                                -------------        -------------
Total Distributions ......................................................                 --          (10,966,657)
                                                                                -------------        -------------
Capital Share Transactions:
  Proceeds from sale of shares ...........................................         10,348,607           15,089,635
  Proceeds from reinvestment of distributions to shareholders ............                 --           10,779,968
  Cost of shares repurchased .............................................        (13,012,589)         (21,877,248)
                                                                                -------------        -------------
  Increase/(decrease) in net assets from capital share transactions ......         (2,663,982)           3,992,355
                                                                                -------------        -------------
Total Increase/(Decrease) in Net Assets ..................................         (8,277,760)          14,540,291
Net Assets:
  Beginning of period ....................................................        142,393,727          127,853,436
                                                                                -------------        -------------
  End of period ..........................................................      $ 134,115,967        $ 142,393,727
                                                                                =============        =============
Undistributed net investment income, at end of period ....................      $     910,791        $     373,757
                                                                                =============        =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                          Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)                     September 30, 2006
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Asset Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standard Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (includes whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

(D) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Foreign Currency Translation: Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

(F) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:

                           Six Months Ended
                          September 30, 2006       Year Ended
                              (unaudited)        March 31, 2006
                         --------------------   ---------------
Shares sold ..........           477,786             699,602
Shares issued in
   reinvestment of
   dividends and
   distributions .....                --             520,520
Shares
   repurchased .......          (610,979)         (1,022,406)
                              ----------          ----------
Net increase
   (decrease) ........          (133,193)            197,716
                              ==========          ==========
Dividends per
   share from net
   investment
   income ............        $       --          $    .0882
                              ==========          ==========
Dividends per
   share from net
   realized gains.....        $       --          $   1.7630
                              ==========          ==========

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                             Six Months Ended
                                            September 30, 2006
                                               (unaudited)
                                           -------------------
Purchases:
   U.S. Government Agency Obligations         $ 2,937,827
   Other Investment Securities .........       18,309,982
                                              -----------
                                              $21,247,809
                                              ===========
Sales:
   U.S. Government Agency Obligations         $ 3,152,870
   Other Investment Securities .........       17,448,285
                                              -----------
                                              $20,601,155
                                              ===========


--------------------------------------------------------------------------------
16

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2006
--------------------------------------------------------------------------------

4. Income Taxes

At September 30, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes .........   $107,697,558
                                                 ------------
Gross tax unrealized appreciation ............   $ 28,672,330
Gross tax unrealized depreciation ............     (1,510,505)
                                                 ------------
Net tax unrealized appreciation on
   investments ...............................   $ 27,161,825
                                                 ------------

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $448,808 was paid or payable to the Fund Adviser for the six months ended September 30, 2006. The fee was computed at an annual rate of 0.65% of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 2006, fees amounting to $172,619 were paid or payable to the Distributor under this Plan.

For the six months ended September 30, 2006, the Fund's expenses were reduced by $4,552 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At September 30, 2006, the Adviser and/or affiliated companies, including the Value Line Profit Sharing and Savings Plan, owned 1,402,762 shares of the Fund representing approximately 22% of the outstanding shares. In addition, certain officers and directors of the Fund as a group owned 979 shares, representing less than 1% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                    Six Months
                                                       Ended
                                                     September                            Years Ended March 31,
                                                     30, 2006        --------------------------------------------------------------
                                                    (unaudited)         2006         2005         2004          2003         2002
                                                    -------------------------------------------------------------------------------
Net asset value, beginning of period ...........    $    22.11        $  20.48     $  19.05     $  14.89     $  17.41      $  16.54
                                                    -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income .........................           .09             .11          .06          .04          .02           .01
 Net gains or losses on securities (both
  realized and unrealized) .....................          (.94)           3.37         1.40         4.16        (2.53)          .92
                                                    -------------------------------------------------------------------------------
 Total from investment operations ..............          (.85)           3.48         1.46         4.20        (2.51)          .93
                                                    -------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income ..........            --            (.09)        (.03)        (.04)        (.01)         (.06)
 Distributions from net realized gains .........            --           (1.76)          --           --           --            --
                                                    -------------------------------------------------------------------------------
 Total distributions ...........................            --           (1.85)        (.03)        (.04)        (.01)         (.06)
                                                    -------------------------------------------------------------------------------
Net asset value, end of period .................    $    21.26        $  22.11     $  20.48     $  19.05     $  14.89      $  17.41
                                                    ===============================================================================
Total return ...................................         (3.84)%(2)      17.61%        7.68%       28.20%      (14.42)%        5.60%
                                                    ===============================================================================
Ratios/Supplemental Data: ......................
Net assets, end of period (in thousands) .......    $  134,116        $142,394     $127,853     $149,727     $138,162      $216,207
Ratio of expenses to average net assets(1) .....          1.17%(3)        1.14%        1.13%        1.11%        1.09%         1.03%
Ratio of net investment income to average
 net assets ....................................          0.78%(3)        0.52%        0.28%        0.23%        0.09%           --%
Portfolio turnover rate ........................            18%(2)          45%          65%          60%          51%           62%


(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.16% for the six months ended September 30, 2006 and unchanged for the years ended March 31, 2006, 2005, 2004, 2003 and 2002.

(2)   Not annualized.

(3)   Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
18

                                         Value Line Asset Allocation Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                                                          Other
                                                 Length of       Principal Occupation                     Directorships
Name, Address, and Age         Position          Time Served     During the Past 5 Years                  Held by Director
---------------------------------------------------------------------------------------------------------------------------
Interested Director
-------------------
Jean Bernhard Buttner          Chairman of       Since 1993      Chairman, President and Chief            Value Line, Inc.
Age 71                         the Board of                      Executive Officer of Value Line,
                               Directors and                     Inc. (the "Adviser") and Value
                               President                         Line Publishing, Inc. Chairman
                                                                 and President of each of the 14
                                                                 Value Line Funds and Value Line
                                                                 Securities, Inc. (the "Distributor").
---------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler               Director          Since 2000      Consultant, Academic Search              None
18 Victoria Lane                                                 Consultation Service, Inc.
Lanesboro, MA 01237                                              (1992-2004); Trustee Emeritus and
Age 82                                                           Chairman (1993-1994) of the
                                                                 Board of Trustees of Duke
                                                                 University; President Emeritus,
                                                                 Williams College.
---------------------------------------------------------------------------------------------------------------------------
Frances T. Newton              Director          Since 1993      Customer Support Analyst, Duke           None
4921 Buckingham Drive                                            Power Company.
Charlotte, NC 28209
Age 64
---------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley              Director          Since 1993      Professor of History, Williams           Berkshire Life
54 Scott Hill Road                                               College, (1961-2002), Professor          Insurance
Williamstown, MA 01267                                           Emeritus since 2002. President           Company of
Age 74                                                           Emeritus since 1994 and President,       America
                                                                 (1985-1994); Chairman (1993-
                                                                 1997) and Interim President
                                                                 (2002-2003) of the American
                                                                 Council of Learned Societies.
                                                                 Trustee since 1997 and Chairman
                                                                 of the Board since 2005, National
                                                                 Humanities Center.
---------------------------------------------------------------------------------------------------------------------------
David H. Porter                Director          Since 2000      Visiting Professor of Classics,          None
5 Birch Run Drive                                                Williams College, since 1999;
Saratoga Springs, NY 12866                                       President Emeritus, Skidmore
Age 70                                                           College since 1999 and President,
                                                                 1987-1998.
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                                                          Other
                                                 Length of       Principal Occupation                     Directorships
Name, Address, and Age         Position          Time Served     During the Past 5 Years                  Held by Director
---------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts             Director          Since 2000      Chairman, Institute for Political        A. Schulman Inc.
169 Pompano St.                                                  Economy.                                 (plastics)
Panama City Beach, FL 32413
Age 67
---------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr              Director          Since 2000      Senior Financial Advisor, Veritable      None
1409 Beaumont Drive                                              L.P. (investment adviser) since
Gladwyne, PA 19035                                               2004; Senior Financial Advisor,
Age 57                                                           Hawthorn, 2001-2004.
---------------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson              Vice President,   Since 1993      Director, Vice President and
Age 48                         Secretary and                     Compliance Officer of the Adviser.
                               Chief Compliance                  Director and Vice President of the
                               Officer                           Distributor. Vice President,
                                                                 Secretary and Chief Compliance
                                                                 Officer of each of the 14 Value
                                                                 Line Funds.
---------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio           Treasurer         Since 2005      Controller of the Adviser until
Age 47                                                           2003; Chief Financial Officer of
                                                                 the Adviser 2003-2005; Treasurer
                                                                 of the Adviser since 2005;
                                                                 Treasurer of each of the Value
                                                                 Line Funds.
---------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher              Assistant         Since 2005      Director, Vice President and
Age 51                         Treasurer                         Secretary of the Adviser. Director
                               Assistant                         and Vice President of the
                               Secretary                         Distributor.
---------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------
20

                                         Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------
22

                                         Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 - The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 - Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 - Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 - Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 - The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 - Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 - Value Line Centurion Fund* seeks long-term growth of capital.

1984 - The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 - Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 - Value Line Aggressive Income Trust seeks to maximize current income.

1987 - Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 - Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 - Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 - Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9 am - 5 pm CST, Monday - Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
24

INVESTMENT ADVISER              Value Line, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

DISTRIBUTOR                     Value Line Securities, Inc.

                                220 East 42nd Street
                                New York, NY 10017-5891

CUSTODIAN BANK                  State Street Bank and Trust Co.
                                225 Franklin Street
                                Boston, MA 02110

SHAREHOLDER                     State Street Bank and Trust Co.
SERVICING AGENT                 c/o BFDS
                                P.O. Box 219729
                                Kansas City, MO 64121-9729

INDEPENDENT                     PricewaterhouseCoopers LLP
REGISTERED PUBLIC               300 Madison Avenue
ACCOUNTING FIRM                 New York, NY 10017

LEGAL COUNSEL                   Peter D. Lowenstein, Esq.
                                Two Sound View Drive, Suite 100
                                Greenwich, CT 06830

DIRECTORS                       Jean Bernhard Buttner
                                John W. Chandler
                                Frances T. Newton
                                Francis C. Oakley
                                David H. Porter
                                Paul Craig Roberts
                                Nancy-Beth Sheerr

OFFICERS                        Jean Bernhard Buttner
                                Chairman and President
                                David T. Henigson
                                Vice President,
                                Secretary and Chief
                                Compliance Officer
                                Stephen R. Anastasio
                                Treasurer
                                Howard A. Brecher
                                Assistant Secretary/
                                Assistant Treasurer

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


                                                                        #537646

Item 2. Code of Ethics. Not Applicable

Item 3. Audit Committee Financial Expert.

        Not Applicable

Item 9. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

      (a)   Not applicable

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         ---------------------------------
         Jean B. Buttner, President



Date:    December 12, 2006
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         ------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ Stephen R. Anastasio
         ----------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: December 12, 2006
      -----------------